Document and Entity Information	Dec. 21, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 21, 2021
Entity Registrant Name	AMERICAN AIRLINES GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8400
Entity Tax Identification Number	75-1825172
Entity Address, Address Line One	1 Skyview Drive
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76155
City Area Code	682
Local Phone Number	278-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000006201
Amendment Flag	false
Common stock, at $0.01 par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, at $0.01 par value
Trading Symbol	AAL
Security Exchange Name	NASDAQ
Series B Junior Participating Preferred Stock, at $0.01 par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series B Junior Participating Preferred Stock, at $0.01 par value
Security Exchange Name	NONE
No Trading Symbol Flag	true